Loans - Nonaccrual and Past Due Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Age analysis of past due loans by class [Abstract]
Total Past Due	$ 4,978	$ 12,612
Current	1,006,739	839,341
Total Loans	1,011,717	851,953
Loans 90 Days and Accruing	0	0
30-59 Days Past Due
Age analysis of past due loans by class [Abstract]
Total Past Due	92	746
60-89 Days Past Due
Age analysis of past due loans by class [Abstract]
Total Past Due	352	568
Greater than 90 Days and Not Accruing
Age analysis of past due loans by class [Abstract]
Total Past Due	4,534	11,298
Commercial
Age analysis of past due loans by class [Abstract]
Total Loans	38,972	26,774
Commercial | Commercial and Industrial
Age analysis of past due loans by class [Abstract]
Total Past Due	17	159
Current	38,955	26,615
Total Loans	38,972	26,774
Loans 90 Days and Accruing	0	0
Commercial | Commercial and Industrial | 30-59 Days Past Due
Age analysis of past due loans by class [Abstract]
Total Past Due	0	0
Commercial | Commercial and Industrial | 60-89 Days Past Due
Age analysis of past due loans by class [Abstract]
Total Past Due	0	0
Commercial | Commercial and Industrial | Greater than 90 Days and Not Accruing
Age analysis of past due loans by class [Abstract]
Total Past Due	17	159
Commercial | Commercial
Age analysis of past due loans by class [Abstract]
Total Past Due	1,392	3,241
Current	65,747	55,228
Total Loans	67,139	58,469
Loans 90 Days and Accruing	0	0
Commercial | Commercial | 30-59 Days Past Due
Age analysis of past due loans by class [Abstract]
Total Past Due	0	0
Commercial | Commercial | 60-89 Days Past Due
Age analysis of past due loans by class [Abstract]
Total Past Due	0	0
Commercial | Commercial | Greater than 90 Days and Not Accruing
Age analysis of past due loans by class [Abstract]
Total Past Due	1,392	3,241
Commercial | Commercial – Owner Occupied
Age analysis of past due loans by class [Abstract]
Total Past Due	155	595
Current	126,095	123,303
Total Loans	126,250	123,898
Loans 90 Days and Accruing	0	0
Commercial | Commercial – Owner Occupied | 30-59 Days Past Due
Age analysis of past due loans by class [Abstract]
Total Past Due	0	0
Commercial | Commercial – Owner Occupied | 60-89 Days Past Due
Age analysis of past due loans by class [Abstract]
Total Past Due	0	165
Commercial | Commercial – Owner Occupied | Greater than 90 Days and Not Accruing
Age analysis of past due loans by class [Abstract]
Total Past Due	155	430
Commercial | Commercial – Non-owner Occupied
Age analysis of past due loans by class [Abstract]
Total Past Due	597	3,958
Current	269,875	264,165
Total Loans	270,472	268,123
Loans 90 Days and Accruing	0	0
Commercial | Commercial – Non-owner Occupied | 30-59 Days Past Due
Age analysis of past due loans by class [Abstract]
Total Past Due	0	0
Commercial | Commercial – Non-owner Occupied | 60-89 Days Past Due
Age analysis of past due loans by class [Abstract]
Total Past Due	0	0
Commercial | Commercial – Non-owner Occupied | Greater than 90 Days and Not Accruing
Age analysis of past due loans by class [Abstract]
Total Past Due	597	3,958
Residential | Residential
Age analysis of past due loans by class [Abstract]
Total Past Due	0	0
Current	28,486	8,825
Total Loans	28,486	8,825
Loans 90 Days and Accruing	0	0
Residential | Residential | 30-59 Days Past Due
Age analysis of past due loans by class [Abstract]
Total Past Due	0	0
Residential | Residential | 60-89 Days Past Due
Age analysis of past due loans by class [Abstract]
Total Past Due	0	0
Residential | Residential | Greater than 90 Days and Not Accruing
Age analysis of past due loans by class [Abstract]
Total Past Due	0	0
Residential | Residential – 1 to 4 Family
Age analysis of past due loans by class [Abstract]
Total Past Due	2,644	4,171
Current	413,673	305,169
Total Loans	416,317	309,340
Loans 90 Days and Accruing	0	0
Residential | Residential – 1 to 4 Family | 30-59 Days Past Due
Age analysis of past due loans by class [Abstract]
Total Past Due	0	715
Residential | Residential – 1 to 4 Family | 60-89 Days Past Due
Age analysis of past due loans by class [Abstract]
Total Past Due	352	361
Residential | Residential – 1 to 4 Family | Greater than 90 Days and Not Accruing
Age analysis of past due loans by class [Abstract]
Total Past Due	2,292	3,095
Residential | Residential – Multifamily
Age analysis of past due loans by class [Abstract]
Total Past Due	0	308
Current	47,832	39,496
Total Loans	47,832	39,804
Loans 90 Days and Accruing	0	0
Residential | Residential – Multifamily | 30-59 Days Past Due
Age analysis of past due loans by class [Abstract]
Total Past Due	0	0
Residential | Residential – Multifamily | 60-89 Days Past Due
Age analysis of past due loans by class [Abstract]
Total Past Due	0	0
Residential | Residential – Multifamily | Greater than 90 Days and Not Accruing
Age analysis of past due loans by class [Abstract]
Total Past Due	0	308
Consumer
Age analysis of past due loans by class [Abstract]
Total Loans	16,249	16,720
Consumer | Consumer
Age analysis of past due loans by class [Abstract]
Total Past Due	173	180
Current	16,076	16,540
Total Loans	16,249	16,720
Loans 90 Days and Accruing	0	0
Consumer | Consumer | 30-59 Days Past Due
Age analysis of past due loans by class [Abstract]
Total Past Due	92	31
Consumer | Consumer | 60-89 Days Past Due
Age analysis of past due loans by class [Abstract]
Total Past Due	0	42
Consumer | Consumer | Greater than 90 Days and Not Accruing
Age analysis of past due loans by class [Abstract]
Total Past Due	$ 81	$ 107